UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8372

TRAVELERS SERIES FUND INC.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

TRAVELERS SERIES FUND INC.

SMITH BARNEY MONEY MARKET PORTFOLIO

FORM N-Q

JULY 31, 2005

SMITH BARNEY MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS - 100.5%
Certificates of Deposit - 6.1%
$10,000,000	Chase Manhattan Bank USA North America, 3.280% due 8/2/05	$10,000,000
	Wells Fargo Bank North America:
10,000,000	3.270% due 8/4/05	10,000,000
5,550,000	3.280% due 8/5/05	5,549,991
4,000,000	3.450% due 8/31/05	3,999,792

	Total Certificates of Deposit (Cost - $29,549,783)	29,549,783

Commercial Paper - 25.8%
1,900,000	ABN-AMRO Bank North America, 3.549% due 10/11/05	1,886,810
	Bank of America NA:
7,000,000	3.314% due 10/3/05	6,960,065
10,000,000	3.584% due 10/25/05	9,916,181
10,000,000	CBA Delaware Finance Inc., 3.197% due 8/9/05	9,992,933
18,000,000	Clipper Receivables Corp., 3.311% due 8/1/05	18,000,000
	Danske Corp., Series A:
5,000,000	3.456% due 9/20/05	4,976,146
5,800,000	3.558% due 10/11/05	5,759,621
6,000,000	3.299% due 10/17/05	5,958,292
4,400,000	Dexia Delaware LLC, 3.404% due 9/13/05	4,382,236
	General Electric Capital Corp.:
3,375,000	3.374% due 9/7/05	3,363,380
5,100,000	3.375% due 9/9/05	5,081,491
3,000,000	3.459% due 11/29/05	2,966,000
5,000,000	3.532% due 12/12/05	4,935,901
	ING U.S. Funding LLC:
15,000,000	3.319% due 8/12/05	14,984,829
3,500,000	3.382% due 9/1/05	3,489,873
3,275,000	Rabobank USA Finance Corp., 3.173% due 8/8/05	3,272,994
	Royal Bank of Scotland PLC:
10,000,000	3.197% due 8/9/05	9,992,933
5,000,000	3.561% due 10/17/05	4,962,249
4,475,000	UBS Finance Delaware LLC, 3.482% due 9/23/05	4,452,205

	Total Commercial Paper (Cost - $125,334,139)	125,334,139

Foreign Certificates of Deposit - 60.8%
15,000,000	Abbey National Treasury Services PLC, 3.350% due 8/18/05	15,000,000
15,000,000	Bank of Montreal, 3.420% due 8/29/05	15,000,000
	Barclays Bank PLC NY:
5,000,000	3.280% due 8/8/05	5,000,000
5,000,000	3.400% due 8/25/05	5,000,000
3,000,000	3.310% due 9/6/05	3,000,000
5,000,000	3.190% due 9/19/05	5,000,000
	BNP Paribas SA NY:
10,000,000	3.445% due 9/19/05	10,000,000
8,000,000	3.565% due 12/13/05	7,998,279
	Calyon NY:
5,000,000	3.415% due 11/14/05	5,000,000
3,000,000	3.460% due 12/30/05	3,000,000
7,000,000	3.750% due 12/30/05	6,992,984
5,000,000	Canadian Imperial Bank, 3.270% due 8/1/05	5,000,000
	Credit Suisse First Boston NY:
10,000,000	3.280% due 8/5/05	10,000,019
8,000,000	3.450% due 8/31/05	8,000,000

See Notes to Schedule of Investments

1

SMITH BARNEY MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	SECURITY	VALUE
Foreign Certificates of Deposit (continued)
	Depfa Bank PLC:
$5,000,000	2.900% due 8/2/05	$5,000,000
8,000,000	3.435% due 8/29/05	8,000,000
5,000,000	3.415% due 11/10/05	5,000,000
	Deutsche Bank AG:
10,000,000	3.140% due 8/1/05	10,000,000
3,000,000	3.600% due 12/27/05	3,000,000
5,000,000	Deutsche Bank AG NY, 3.280% due 8/9/05	5,000,004
	Dexia Credit Local SA:
10,000,000	3.270% due 8/1/05	10,000,000
5,000,000	3.280% due 8/5/05	5,000,000
	Fortis Bank NY:
10,000,000	3.310% due 8/12/05	10,000,000
3,000,000	3.210% due 9/1/05	3,000,076
	HBOS Treasury Services PLC:
5,000,000	3.165% due 8/9/05	4,999,993
10,000,000	3.470% due 9/9/05	9,995,877
	HSBC Bank USA:
7,000,000	3.180% due 8/9/05	6,999,966
3,000,000	3.440% due 11/21/05	2,999,756
2,000,000	3.990% due 7/17/06	2,000,000
	Lloyds TSB Bank PLC NY:
5,000,000	3.360% due 10/19/05	4,999,248
5,000,000	3.535% due 12/12/05	5,000,000
	Rabobank Nederland:
5,000,000	3.350% due 8/19/05	5,000,000
10,000,000	3.440% due 9/30/05	10,000,000
	Royal Bank of Canada NY:
5,000,000	3.280% due 8/1/05	5,000,000
2,000,000	4.130% due 7/24/06	1,998,007
	Societe Generale North America:
5,000,000	3.290% due 8/10/05	5,000,000
5,000,000	3.340% due 8/18/05	5,000,000
5,000,000	3.430% due 11/14/05	5,000,134
2,000,000	3.730% due 6/23/06	2,000,000
	SunTrust Bank:
10,000,000	3.430% due 9/27/05	10,000,000
5,000,000	3.330% due 10/12/05	5,000,000
	Svenska Handelsbanken NY:
2,000,000	3.275% due 9/6/05	2,000,000
5,000,000	3.405% due 9/9/05	5,000,000
	Toronto Dominion Bank NY:
5,000,000	3.250% due 8/2/05	4,999,868
3,000,000	3.440% due 12/29/05	3,000,947
	UBS AG:
8,500,000	3.350% due 8/18/05	8,500,000
5,000,000	3.330% due 8/22/05	4,999,881
7,000,000	Unicredito Italiano SpA, 3.170% due 8/8/05	6,999,977

	Total Foreign Certificates of Deposit (Cost - $294,485,016)	294,485,016

Time Deposit - 3.8%
18,454,000	National Australia Bank, 3.310% due 8/1/05 (Cost - $18,454,000)	18,454,000

U.S. Government Agencies - 4.0%
5,000,000	Federal Home Loan Bank (FHLB), Discount Notes, 3.221% due 9/28/05	4,974,464

See Notes to Schedule of Investments

2

SMITH BARNEY MONEY MARKET PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	SECURITY	VALUE
U.S. Government Agencies (continued)
$3,000,000	Federal Home Loan Mortgage Corp., Discount Notes, 3.606% due 3/27/06	$2,930,385
	Federal National Mortgage Association, Discount Notes:
4,097,000	3.170% due 8/10/05	4,093,773
5,000,000	3.203% due 9/14/05	4,980,689
2,294,000	3.774% due 1/27/06	2,251,797

	Total U.S. Government Agencies (Cost - $19,231,108)	19,231,108

	TOTAL INVESTMENTS - 100.5% (Cost - $487,054,046#)	487,054,046
	Liabilities in Excess of Other Assets - (0.5)%	(2,486,221)

	TOTAL NET ASSETS - 100.0%	$484,567,825

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments

3

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Money Market Portfolio (the “Fund”), is a separate diversified investment fund of Travelers Series Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Travelers Series Fund Inc.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 28, 2005

By:	/s/ JAMES M.GIALLANZA
James M. Giallanza
Chief Financial Officer

Date:	September 28, 2005